STOCKHOLDERS DEFICIT (Details)	12 Months Ended
Dec. 31, 2020 shares
Stockholders Equity Abstract
Unissued shares for conversion of debt	14,667
Unissued shares for TPT MedTech consulting agreements	300,000
Unissued shares for TPT consulting agreements	4,150,000
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(1,368,486)